Going concern (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Equity	$ 6,361	$ 6,343	$ 6,351	$ 6,468
Net income/ (loss) for the period	30	$ (184)
Deposits with banks and financial institutions	$ 6,645